Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Notional amount	$ 6,067,092	$ 5,621,376
Credit risk amount	13,318	12,984
Credit equivalent amount	33,730	30,424
Risk Weighted Assets	10,927	12,810
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
Risk Weighted Assets	3,957	5,330
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,787,260	4,380,334
Credit risk amount	4,053	7,548
Credit equivalent amount	4,958	8,585
Risk Weighted Assets	1,202	2,674
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	126,910	113,112
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	443,922	471,188
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	123,348	111,065
Credit equivalent amount	18	46
Risk Weighted Assets	1
Interest rate contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	123,348	111,065
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	219,841	606,226
Credit risk amount	32	52
Credit equivalent amount	125	129
Risk Weighted Assets	68	45
Interest rate contracts [member] | Forward contract [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	820	7,573
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	4,361,426	3,605,486
Credit risk amount	3,951	7,418
Credit equivalent amount	4,760	8,343
Risk Weighted Assets	1,120	2,610
Interest rate contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	364,019	408,105
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	40,860	28,214
Credit risk amount	70	78
Credit equivalent amount	44	46
Risk Weighted Assets	10	13
Interest rate contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	2,562	2,047
Interest rate contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	38,298	26,167
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	41,785	29,343
Credit equivalent amount	11	21
Risk Weighted Assets	3	6
Interest rate contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	1,000
Interest rate contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	40,785	29,343
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,045,730	1,013,663
Credit risk amount	3,083	3,200
Credit equivalent amount	12,151	10,661
Risk Weighted Assets	3,187	3,094
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	15,798	9,993
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	1,013,305	976,091
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	15,798	9,548
Credit equivalent amount	148	42
Risk Weighted Assets	3
Foreign exchange and gold contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	15,798	9,548
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	570,175	536,375
Credit risk amount	1,128	775
Credit equivalent amount	7,287	6,313
Risk Weighted Assets	1,660	1,680
Foreign exchange and gold contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	570,175	536,375
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,256	34,012
Credit risk amount	351	933
Credit equivalent amount	247	467
Risk Weighted Assets	118	242
Foreign exchange and gold contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		258
Foreign exchange and gold contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	16,256	33,754
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	16,495	32,800
Credit equivalent amount	14	18
Risk Weighted Assets	2	2
Foreign exchange and gold contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		187
Foreign exchange and gold contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	16,495	32,613
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	427,006	400,928
Credit risk amount	1,604	1,492
Credit equivalent amount	4,455	3,821
Risk Weighted Assets	1,404	1,170
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	410,379	373,349
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	234,102	227,379
Credit risk amount	6,182	2,236
Credit equivalent amount	16,621	11,178
Risk Weighted Assets	2,581	1,712
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	83,987	72,182
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	143,293	144,478
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	145,352	128,024
Credit risk amount	1,423	1,098
Credit equivalent amount	9,707	7,091
Risk Weighted Assets	1,340	1,004
Other derivative contracts [member] | Equity derivatives [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	52,335	45,099
Other derivative contracts [member] | Equity derivatives [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	93,017	82,925
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	27,421	34,151
Credit risk amount	197	270
Credit equivalent amount	304	458
Risk Weighted Assets	59	116
Other derivative contracts [member] | Credit Derivative [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	20,800	23,666
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	61,329	65,204
Credit risk amount	4,562	868
Credit equivalent amount	6,610	3,629
Risk Weighted Assets	1,182	592
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	31,652	27,083
Other derivative contracts [member] | Commodity and other contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	29,476	37,887
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	4,466,572	4,029,619
Credit equivalent amount	6,049	5,066
Risk Weighted Assets	140	112
Settled through central counterparties [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	226,695	195,287
Credit equivalent amount	5,200	4,194
Risk Weighted Assets	123	95
Settled through central counterparties [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	4,239,877	3,834,332
Credit equivalent amount	849	872
Risk Weighted Assets	$ 17	$ 17